Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Fair value of the investment properties	$ 530	$ 543	$ 587	$ 629
Level 3 of fair value hierarchy [member] | At fair value [member] | Investment property completed [member]
Disclosure of fair value measurement of assets [line items]
Fair value of the investment properties		$ 7,686	$ 8,354